UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

130/30 U.S. LARGE CAP EQUITY FUND

FORM N-Q

JULY 31, 2009

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	July 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS † - 125.7%
CONSUMER DISCRETIONARY - 16.3%
Diversified Consumer Services - 0.6%
1,490	H&R Block Inc. (a)	$24,868
170	ITT Educational Services Inc. (a)*	16,550

	Total Diversified Consumer Services	41,418

Hotels, Restaurants & Leisure - 2.8%
690	Chipotle Mexican Grill Inc., Class A (a)*	64,743
420	McDonald’s Corp.	23,125
1,370	Penn National Gaming Inc. (a)*	43,443
1,300	Starbucks Corp. *	23,010
791	Wyndham Worldwide Corp.	11,034
1,300	Yum! Brands Inc.	46,098

	Total Hotels, Restaurants & Leisure	211,453

Household Durables - 2.0%
2,440	D.R. Horton Inc. (a)	28,279
1,700	Jarden Corp. *	41,905
4,470	Newell Rubbermaid Inc.	57,529
720	Stanley Works	28,908

	Total Household Durables	156,621

Media - 3.0%
3,080	Comcast Corp., Class A Shares (a)	45,769
2,790	DISH Network Corp. *	47,290
6,170	Interpublic Group of Cos. Inc. (a)*	32,146
1,150	McGraw-Hill Cos. Inc.	36,052
1,370	Time Warner Inc.	36,524
1,380	Walt Disney Co. (a)	34,666

	Total Media	232,447

Multiline Retail - 2.5%
1,190	Big Lots Inc. (a)*	27,418
554	Dollar Tree Inc. (a)*	25,550
1,330	Family Dollar Stores Inc. (a)	41,789
1,030	Kohl’s Corp. *	50,006
1,150	Target Corp. (a)	50,163

	Total Multiline Retail	194,926

Specialty Retail - 4.1%
1,380	Aeropostale Inc. (a)*	50,232
2,570	Gap Inc.	41,942
1,350	Guess? Inc.	39,245
960	Home Depot Inc.	24,902
1,090	Lowe’s Cos. Inc. (a)	24,481
810	PETsMART Inc. (a)	18,120
1,950	RadioShack Corp. (a)	30,245
930	Ross Stores Inc.	41,004
1,340	TJX Cos. Inc. (a)	48,548

	Total Specialty Retail	318,719

Textiles, Apparel & Luxury Goods - 1.3%
1,440	Coach Inc.	42,610
360	NIKE Inc., Class B Shares	20,390
590	Polo Ralph Lauren Corp. (a)	37,200

	Total Textiles, Apparel & Luxury Goods	100,200

	TOTAL CONSUMER DISCRETIONARY	1,255,784

CONSUMER STAPLES - 10.2%
Beverages - 2.2%
1,534	Coca-Cola Co.	76,455
1,760	Coca-Cola Enterprises Inc. (a)	33,070

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Beverages - 2.2% (continued)
1,034	PepsiCo Inc.	$58,679

	Total Beverages	168,204

Food & Staples Retailing - 2.1%
1,946	CVS Caremark Corp.	65,152
1,081	Wal-Mart Stores Inc.	53,920
1,330	Walgreen Co.	41,297

	Total Food & Staples Retailing	160,369

Food Products - 1.5%
2,330	ConAgra Foods Inc. (a)	45,738
1,410	Dean Foods Co. *	29,878
4,670	Del Monte Foods Co.	45,112

	Total Food Products	120,728

Household Products - 2.3%
320	Colgate-Palmolive Co.	23,181
850	Kimberly-Clark Corp.	49,683
1,936	Procter & Gamble Co. (a)	107,467

	Total Household Products	180,331

Tobacco - 2.1%
3,757	Altria Group Inc.	65,860
420	Lorillard Inc.	30,963
1,387	Philip Morris International Inc.	64,634

	Total Tobacco	161,457

	TOTAL CONSUMER STAPLES	791,089

ENERGY - 15.3%
Energy Equipment & Services - 3.4%
900	Cameron International Corp. (a)*	28,107
310	Diamond Offshore Drilling Inc. (a)	27,860
1,200	Dresser-Rand Group Inc. *	34,932
770	National-Oilwell Varco Inc. (a)*	27,674
1,280	Noble Corp. (a)	43,341
470	Schlumberger Ltd. (a)	25,145
850	Tidewater Inc. (a)	38,250
490	Transocean Ltd. *	39,048

	Total Energy Equipment & Services	264,357

Oil, Gas & Consumable Fuels - 11.9%
430	Anadarko Petroleum Corp.	20,726
629	Apache Corp.	52,804
1,140	Canadian Natural Resources Ltd.	68,845
1,737	Chevron Corp.	120,669
1,724	ConocoPhillips (a)	75,356
3,605	Exxon Mobil Corp.	253,756
1,590	Marathon Oil Corp.	51,277
790	Murphy Oil Corp.	45,978
420	Occidental Petroleum Corp.	29,963
690	Peabody Energy Corp.	22,846
1,220	Southern Union Co. (a)	23,644
3,800	Talisman Energy Inc.	58,482
1,230	Walter Industries Inc. (a)	60,713
2,080	Williams Cos. Inc.	34,715

	Total Oil, Gas & Consumable Fuels	919,774

	TOTAL ENERGY	1,184,131

FINANCIALS - 13.2%
Capital Markets - 4.1%
1,230	Ameriprise Financial Inc.	34,194
754	Bank of New York Mellon Corp.	20,614
410	Goldman Sachs Group Inc.	66,953

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Capital Markets - 4.1% (continued)
2,280	Jefferies Group Inc. *	$52,121
1,330	Morgan Stanley	37,905
340	Northern Trust Corp.	20,335
740	State Street Corp.	37,222
2,450	TD Ameritrade Holding Corp. (a)*	45,423

	Total Capital Markets	314,767

Commercial Banks - 1.9%
830	Cullen/Frost Bankers Inc. (a)	39,865
1,000	U.S. Bancorp (a)	20,410
3,490	Wells Fargo & Co. (a)	85,365

	Total Commercial Banks	145,640

Consumer Finance - 0.5%
1,460	American Express Co.	41,362

Diversified Financial Services - 2.5%
5,715	Bank of America Corp.	84,525
2,725	JPMorgan Chase & Co.	105,321

	Total Diversified Financial Services	189,846

Insurance - 2.4%
840	AFLAC Inc. (a)	31,802
1,400	American Financial Group Inc. (a)	34,146
950	Prudential Financial Inc.	42,056
680	Torchmark Corp. (a)	26,561
455	Travelers Cos. Inc.	19,597
1,650	Unum Group (a)	30,971

	Total Insurance	185,133

Real Estate Investment Trusts (REITs) - 1.4%
1,850	Annaly Capital Management Inc. (a)	31,173
600	Digital Realty Trust Inc. (a)	24,330
5,510	HRPT Properties Trust (a)	26,558
1,020	Liberty Property Trust	28,325

	Total Real Estate Investment Trusts (REITs)	110,386

Thrifts & Mortgage Finance - 0.4%
2,030	Hudson City Bancorp Inc.	28,542

	TOTAL FINANCIALS	1,015,676

HEALTH CARE - 18.6%
Biotechnology - 1.7%
1,080	Amgen Inc. (a)*	67,295
850	Biogen Idec Inc. *	40,417
480	Gilead Sciences Inc. (a)*	23,486

	Total Biotechnology	131,198

Health Care Equipment & Supplies - 2.9%
220	Becton, Dickinson & Co.	14,333
1,410	Cooper Cos. Inc. (a)	38,690
860	Gen-Probe Inc. (a)*	31,923
1,170	Hospira Inc. *	44,963
1,290	Kinetic Concepts Inc. (a)*	40,790
480	Medtronic Inc. (a)	17,002
870	ResMed Inc. (a)*	35,670

	Total Health Care Equipment & Supplies	223,371

Health Care Providers & Services - 4.1%
1,120	Aetna Inc. (a)	30,206
2,580	AmerisourceBergen Corp.	50,878
1,210	Coventry Health Care Inc. *	27,830
318	Express Scripts Inc. *	22,273
1,090	Humana Inc. *	35,807

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Health Care Providers & Services - 4.1% (continued)
670	McKesson Corp.	$34,271
620	Medco Health Solutions Inc. (a)*	32,773
1,490	UnitedHealth Group Inc.	41,809
810	WellPoint Inc. *	42,638

	Total Health Care Providers & Services	318,485

Life Sciences Tools & Services - 1.6%
1,110	Charles River Laboratories International Inc. *	36,708
1,300	Life Technologies Corp. *	59,189
540	Waters Corp. *	27,135

	Total Life Sciences Tools & Services	123,032

Pharmaceuticals - 8.3%
520	Abbott Laboratories	23,395
2,067	Bristol-Myers Squibb Co.	44,937
730	Eli Lilly & Co.	25,470
2,060	Endo Pharmaceuticals Holdings Inc. *	43,281
1,500	Forest Laboratories Inc. *	38,745
1,880	Johnson & Johnson	114,473
1,721	Merck & Co. Inc.	51,647
6,492	Pfizer Inc.	103,417
1,840	Schering-Plough Corp.	48,778
3,220	Sepracor Inc. *	55,867
3,200	Warner Chilcott Ltd., Class A Shares (a)*	48,320
1,274	Watson Pharmaceuticals Inc. (a)*	44,246

	Total Pharmaceuticals	642,576

	TOTAL HEALTH CARE	1,438,662

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.8%
350	Boeing Co. (a)	15,019
652	General Dynamics Corp.	36,114
740	Honeywell International Inc. (a)	25,678
270	Lockheed Martin Corp. (a)	20,185
596	Northrop Grumman Corp. (a)	26,570
951	Raytheon Co.	44,649
917	United Technologies Corp.	49,949

	Total Aerospace & Defense	218,164

Air Freight & Logistics - 0.2%
330	United Parcel Service Inc., Class B Shares (a)	17,731

Airlines - 0.4%
770	Copa Holdings SA, Class A Shares	31,216

Commercial Services & Supplies - 0.4%
1,080	Brink’s Co.	29,322

Construction & Engineering - 2.5%
2,010	EMCOR Group Inc. (a)*	48,481
440	Fluor Corp.	23,232
2,360	KBR Inc. (a)	50,008
1,440	Shaw Group Inc. *	42,394
530	URS Corp. *	26,818

	Total Construction & Engineering	190,933

Electrical Equipment - 0.9%
1,220	General Cable Corp. (a)*	47,299
900	Thomas & Betts Corp. *	23,976

	Total Electrical Equipment	71,275

Industrial Conglomerates - 1.4%
500	3M Co.	35,260

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Industrial Conglomerates - 1.4% (continued)
5,437	General Electric Co.	$72,856

	Total Industrial Conglomerates	108,116

Machinery - 0.9%
1,120	Joy Global Inc. (a)	41,642
680	Navistar International Corp. (a)*	26,887

	Total Machinery	68,529

Marine - 0.4%
880	Kirby Corp. *	32,569

Road & Rail - 1.0%
180	Burlington Northern Santa Fe Corp.	14,146
1,050	CSX Corp.	42,126
360	Union Pacific Corp.	20,707

	Total Road & Rail	76,979

	TOTAL INDUSTRIALS	844,834

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 3.1%
4,590	Cisco Systems Inc. *	101,026
1,280	Corning Inc.	21,760
880	F5 Networks Inc. (a)*	32,666
3,850	Motorola Inc.	27,566
620	QUALCOMM Inc.	28,650
4,800	Tellabs Inc. *	27,840

	Total Communications Equipment	239,508

Computers & Peripherals - 6.9%
719	Apple Inc. *	117,478
2,770	EMC Corp. *	41,716
2,813	Hewlett-Packard Co. (a)	121,803
1,380	International Business Machines Corp.	162,743
1,346	QLogic Corp. *	17,565
2,010	Teradata Corp. *	49,386
817	Western Digital Corp. *	24,714

	Total Computers & Peripherals	535,405

Electronic Equipment, Instruments & Components - 1.9%
870	Amphenol Corp., Class A Shares (a)	29,015
1,460	Ingram Micro Inc., Class A Shares (a)*	24,557
3,670	Jabil Circuit Inc.	33,617
930	Tech Data Corp. (a)*	32,485
1,170	Tyco Electronics Ltd.	25,120

	Total Electronic Equipment, Instruments & Components	144,794

Internet Software & Services - 1.9%
2,900	eBay Inc. *	61,625
182	Google Inc., Class A Shares *	80,635

	Total Internet Software & Services	142,260

IT Services - 3.2%
1,530	Accenture Ltd., Class A Shares	53,657
930	Computer Sciences Corp. (a)*	44,798
3,890	Convergys Corp. *	41,662
560	DST Systems Inc. *	24,825
1,280	Hewitt Associates Inc., Class A Shares *	38,310
2,390	Western Union Co.	41,777

	Total IT Services	245,029

Semiconductors & Semiconductor Equipment - 4.2%
1,454	ASML Holding NV, New York Registered Shares	37,819
3,070	Cypress Semiconductor Corp. *	32,604
5,830	Integrated Device Technology Inc. *	39,469

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 4.2% (continued)
4,017	Intel Corp. (a)	$77,327
5,830	LSI Corp. (a)*	30,199
2,780	Marvell Technology Group Ltd. (a)*	37,085
2,700	PMC-Sierra Inc. *	24,705
2,840	Teradyne Inc. (a)*	22,379
970	Texas Instruments Inc. (a)	23,329

	Total Semiconductors & Semiconductor Equipment	324,916

Software - 6.0%
1,383	BMC Software Inc. *	47,063
4,990	Compuware Corp. *	36,577
690	McAfee Inc. *	30,760
5,755	Microsoft Corp.	135,358
4,712	Oracle Corp.	104,277
1,463	Sybase Inc. (a)*	52,375
1,370	Synopsys Inc. *	27,373
950	VMware Inc., Class A Shares (a)*	30,618

	Total Software	464,401

	TOTAL INFORMATION TECHNOLOGY	2,096,313

MATERIALS - 4.8%
Chemicals - 2.4%
397	CF Industries Holdings Inc.	31,339
2,190	Dow Chemical Co. (a)	46,362
4,130	Huntsman Corp. (a)	25,358
260	Monsanto Co.	21,840
1,940	Nalco Holding Co. (a)	34,319
973	Terra Industries Inc.	28,373

	Total Chemicals	187,591

Containers & Packaging - 0.8%
1,100	Crown Holdings Inc. (a)*	27,610
1,920	Sealed Air Corp.	35,309

	Total Containers & Packaging	62,919

Metals & Mining - 1.6%
1,400	Cliffs Natural Resources Inc. (a)	38,346
250	Freeport-McMoRan Copper & Gold Inc., Class B Shares	15,075
3,050	IAMGOLD Corp.	32,208
1,110	Reliance Steel & Aluminum Co.	37,418

	Total Metals & Mining	123,047

	TOTAL MATERIALS	373,557

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.3%
4,822	AT&T Inc.	126,481
9,780	Qwest Communications International Inc. (a)	37,751
2,803	Verizon Communications Inc. (a)	89,892

	Total Diversified Telecommunication Services	254,124

Wireless Telecommunication Services - 0.4%
7,380	Sprint Nextel Corp. *	29,520

	TOTAL TELECOMMUNICATION SERVICES	283,644

UTILITIES - 5.5%
Electric Utilities - 1.0%
1,050	Edison International	33,936
270	FPL Group Inc.	15,301
700	PPL Corp.	23,653

	Total Electric Utilities	72,890

Gas Utilities - 0.8%
950	Atmos Energy Corp.	25,802

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Gas Utilities - 0.8% (continued)
1,480	UGI Corp. (a)	$39,131

	Total Gas Utilities	64,933

Independent Power Producers & Energy Traders - 1.6%
2,560	AES Corp. (a)*	32,742
2,250	Mirant Corp. (a)*	40,635
1,750	NRG Energy Inc. *	47,618

	Total Independent Power Producers & Energy Traders	120,995

Multi-Utilities - 2.1%
2,630	CMS Energy Corp. (a)	34,032
490	Dominion Resources Inc.	16,562
1,210	NSTAR (a)	38,841
390	PG&E Corp. (a)	15,744
880	Public Service Enterprise Group Inc.	28,556
590	Sempra Energy (a)	30,934

	Total Multi-Utilities	164,669

	TOTAL UTILITIES	423,487

	TOTAL INVESTMENTS - 125.7% (Cost - $9,619,486#)	9,707,177

	Securities Sold Short, at Value - (25.9)% (Proceeds - $1,879,489#)	(1,997,144)
	Other Assets in Excess of Liabilities - 0.2%	9,224

	TOTAL NET ASSETS - 100.0%	$7,719,257

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short† (unaudited)	July 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS‡ - (25.9)%
CONSUMER DISCRETIONARY - (2.9)%
Hotels, Restaurants & Leisure - (1.2)%
1,340	Burger King Holdings Inc.	$22,807
940	Marriott International Inc., Class A Shares	20,247
980	Starwood Hotels & Resorts Worldwide Inc.	23,138
920	Tim Hortons Inc.	24,923

	Total Hotels, Restaurants & Leisure	91,115

Household Durables - (0.5)%
2,500	Centex Corp. *	27,275
380	Fortune Brands Inc.	15,037

	Total Household Durables	42,312

Media - (0.6)%
2,860	CBS Corp., Class B Shares	23,423
970	Interactive Data Corp.	22,068

	Total Media	45,491

Specialty Retail - (0.6)%
860	Abercrombie & Fitch Co., Class A Shares	24,587
770	Tiffany & Co.	22,969

	Total Specialty Retail	47,556

	TOTAL CONSUMER DISCRETIONARY	226,474

CONSUMER STAPLES - (1.2)%
Beverages - (0.2)%
390	Brown-Forman Corp., Class B Shares	17,140

Food & Staples Retailing - (0.2)%
280	Costco Wholesale Corp.	13,860

Food Products - (0.2)%
830	Flowers Foods Inc.	19,613

Personal Products - (0.6)%
980	Alberto-Culver Co.	25,108
560	Estee Lauder Cos. Inc., Class A Shares	20,406

	Total Personal Products	45,514

	TOTAL CONSUMER STAPLES	96,127

ENERGY - (3.1)%
Energy Equipment & Services - (0.7)%
710	Helmerich & Payne Inc.	24,396
1,110	Smith International Inc.	27,894

	Total Energy Equipment & Services	52,290

Oil, Gas & Consumable Fuels - (2.4)%
1,460	Denbury Resources Inc. *	24,236
1,300	Forest Oil Corp. *	21,905
330	Noble Energy Inc.	20,170
1,050	Petrohawk Energy Corp. *	25,494
960	Plains Exploration & Production Co. *	27,504
950	St. Mary Land & Exploration Co.	22,677
610	TransCanada Corp.	17,354
620	Ultra Petroleum Corp. *	27,354

	Total Oil, Gas & Consumable Fuels	186,694

	TOTAL ENERGY	238,984

FINANCIALS - (2.0)%
Commercial Banks - (0.2)%
2,760	Marshall & Ilsley Corp.	16,670

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short† (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Diversified Financial Services - (0.3)%
970	Nasdaq OMX Group Inc. *	$20,496

Insurance - (0.9)%
460	Erie Indemnity Co., Class A Shares	17,227
60	Markel Corp. *	18,934
400	Mercury General Corp.	14,028
1,920	Old Republic International Corp.	19,853

	Total Insurance	70,042

Real Estate Investment Trusts (REITs) - (0.6)%
1,020	Kimco Realty Corp.	10,037
1,870	ProLogis	16,437
660	Regency Centers Corp.	21,173

	Total Real Estate Investment Trusts (REITs)	47,647

	TOTAL FINANCIALS	154,855

HEALTH CARE - (3.1)%
Biotechnology - (1.1)%
1,070	BioMarin Pharmaceutical Inc. *	17,559
520	Celgene Corp. *	29,619
160	United Therapeutics Corp. *	14,819
580	Vertex Pharmaceuticals Inc. *	20,886

	Total Biotechnology	82,883

Health Care Equipment & Supplies - (0.9)%
270	C.R. Bard Inc.	19,864
640	DENTSPLY International Inc.	21,344
930	Hologic Inc. *	13,662
660	Masimo Corp. *	16,137

	Total Health Care Equipment & Supplies	71,007

Health Care Providers & Services - (0.3)%
960	Patterson Cos. Inc. *	24,346

Life Sciences Tools & Services - (0.5)%
510	Covance Inc. *	28,126
1,550	MDS Inc. *	9,796

	Total Life Sciences Tools & Services	37,922

Pharmaceuticals - (0.3)%
370	Allergan Inc.	19,769

	TOTAL HEALTH CARE	235,927

INDUSTRIALS - (4.4)%
Airlines - (0.2)%
1,560	Continental Airlines Inc., Class B Shares *	17,425

Commercial Services & Supplies - (0.8)%
1,010	Covanta Holding Corp. *	17,059
470	Stericycle Inc. *	24,064
650	Waste Connections Inc. *	18,337

	Total Commercial Services & Supplies	59,460

Construction & Engineering - (0.2)%
720	Quanta Services Inc. *	16,783

Electrical Equipment - (0.7)%
810	AMETEK Inc.	26,212
520	Roper Industries Inc.	24,866

	Total Electrical Equipment	51,078

Machinery - (1.0)%
400	Eaton Corp.	20,768
1,080	Kennametal Inc.	23,026

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short† (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Machinery - (1.0)% (continued)
870	PACCAR Inc.	$30,145

	Total Machinery	73,939

Marine - (0.2)%
630	Alexander & Baldwin Inc.	18,409

Professional Services - (0.3)%
980	Robert Half International Inc.	24,294

Road & Rail - (0.5)%
700	J.B. Hunt Transport Services Inc.	19,565
540	Landstar System Inc.	19,807

	Total Road & Rail	39,372

Trading Companies & Distributors - (0.5)%
540	Fastenal Co.	19,208
410	MSC Industrial Direct Co. Inc., Class A Shares	16,088

	Total Trading Companies & Distributors	35,296

	TOTAL INDUSTRIALS	336,056

INFORMATION TECHNOLOGY - (3.8)%
Communications Equipment - (0.2)%
1,470	Ciena Corp. *	16,405

Computers & Peripherals - (0.5)%
1,030	Lexmark International Inc., Class A Shares *	14,915
1,460	Logitech International SA *	24,440

	Total Computers & Peripherals	39,355

Electronic Equipment, Instruments & Components - (0.6)%
350	Itron Inc. *	18,259
1,180	National Instruments Corp.	29,760

	Total Electronic Equipment, Instruments & Components	48,019

Internet Software & Services - (0.2)%
940	Yahoo! Inc. *	13,461

IT Services - (0.7)%
860	Lender Processing Services Inc.	29,395
880	Paychex Inc.	23,320

	Total IT Services	52,715

Semiconductors & Semiconductor Equipment - (1.1)%
3,420	Advanced Micro Devices Inc. *	12,517
1,750	Applied Materials Inc.	24,150
4,330	Atmel Corp. *	18,056
980	International Rectifier Corp. *	16,229
860	Rambus Inc. *	14,560

	Total Semiconductors & Semiconductor Equipment	85,512

Software - (0.5)%
740	Autodesk Inc. *	16,139
510	Citrix Systems Inc. *	18,156

	Total Software	34,295

	TOTAL INFORMATION TECHNOLOGY	289,762

MATERIALS - (2.3)%
Chemicals - (1.3)%
760	Cytec Industries Inc.	19,076
920	E.I. du Pont de Nemours & Co.	28,456
710	International Flavors & Fragrances Inc.	25,034
460	PPG Industries Inc.	25,300

	Total Chemicals	97,866

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short† (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Construction Materials - (0.2)%
350	Vulcan Materials Co.	$16,618

Containers & Packaging - (0.2)%
520	AptarGroup Inc.	18,159

Metals & Mining - (0.2)%
540	Barrick Gold Corp.	18,846

Paper & Forest Products - (0.4)%
760	Weyerhaeuser Co.	26,630

	TOTAL MATERIALS	178,119

TELECOMMUNICATION SERVICES - (1.2)%
Diversified Telecommunication Services - (0.2)%
2,320	Frontier Communications Corp.	16,240

Wireless Telecommunication Services - (1.0)%
770	American Tower Corp., Class A Shares *	26,249
1,160	MetroPCS Communications Inc. *	13,746
810	SBA Communications Corp., Class A *	21,133
640	Telephone & Data Systems Inc.	16,474

	Total Wireless Telecommunication Services	77,602

	TOTAL TELECOMMUNICATION SERVICES	93,842

UTILITIES - (1.9)%
Electric Utilities - (0.4)%
1,110	Great Plains Energy Inc.	17,682
1,030	Pepco Holdings Inc.	14,812

	Total Electric Utilities	32,494

Gas Utilities - (0.6)%
660	EQT Corp.	25,331
730	Piedmont Natural Gas Co. Inc.	17,972

	Total Gas Utilities	43,303

Multi-Utilities - (0.9)%
2,710	CenterPoint Energy Inc.	32,656
490	Consolidated Edison Inc.	19,290
570	Integrys Energy Group Inc.	19,255

	Total Multi-Utilities	71,201

	TOTAL UTILITIES	146,998

	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,879,489)	1,997,144

*	Non-income producing security.

†	Percentages indicated are based on net assets.

‡	Under of FAS 157, all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Descriptions	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-term investments†	$9,707,177	—	—	$9,707,177
Securities sold short‡	(1,997,144)	—	—	(1,997,144)

Total investments	$7,710,033	—	—	$7,710,033

†	See Schedule of Investments for additional detailed categorizations.
‡	See Schedule of Securities Sold Short for additional detailed categorizations.

(b) Short Sales of Securities. A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of that security. To complete a short sale, the Fund may arrange through an agent to borrow the security to be delivered to the buyer. The proceeds received by the Fund for the short sale may be retained by the agent until the Fund replaces the borrowed security. However, the Fund is expected to use the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement securities as collateral for the broker. The Fund may use securities it owns or cash to meet any such collateral obligations. In borrowing the security to be delivered to the buyer, the Fund becomes obligated to replace the security borrowed at the market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as a liability.

Notes to Schedule of Investments (unaudited) (continued)

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. The custodian establishes and maintains collateral in a segregated account. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund incurs the risk of any loss on the securities on loan.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$951,334
Gross unrealized depreciation	(981,298)

Net unrealized depreciation	$(29,964)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2009